International Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (97.5%)
Australia (0.8%)
	WiseTech Global Ltd.	594,267	26,180
Austria (0.5%)
	Erste Group Bank AG	434,581	14,397
Belgium (3.0%)
*	Argenx SE	142,336	52,857
	Umicore SA	892,452	30,273
*	UCB SA	127,796	11,422
			94,552
Brazil (1.1%)
*	NU Holdings Ltd. Class A	3,300,182	15,709
	B3 SA - Brasil Bolsa Balcao	4,908,669	10,024
	Raia Drogasil SA	1,824,750	8,802
			34,535
Canada (1.3%)
	Toronto-Dominion Bank	406,848	24,369
	Canadian National Railway Co.	134,012	15,812
			40,181
China (9.8%)
	Tencent Holdings Ltd.	2,091,900	102,230
*,1	Meituan Class B	2,988,592	54,220
*	Alibaba Group Holding Ltd.	3,234,604	40,968
*,2	NIO Inc. ADR	2,400,534	25,230
*	Baidu Inc. ADR	126,280	19,058
*,1	Wuxi Biologics Cayman Inc.	2,378,000	14,653
	Shenzhen Inovance Technology Co. Ltd. Class A	1,025,121	10,502
*	Pinduoduo Inc. ADR	135,710	10,300
	JD.com Inc. Class A	448,338	9,790
	China Mengniu Dairy Co. Ltd.	1,979,000	8,113
*,1	Ganfeng Lithium Co. Ltd. Class H	1,113,400	6,938
*	Full Truck Alliance Co. Ltd. ADR	740,642	5,636
			307,638
Denmark (5.0%)
*	Genmab A/S	159,318	60,223
	Vestas Wind Systems A/S	2,015,985	58,755
	Novo Nordisk A/S Class B	138,165	21,943
*	Ambu A/S Class B	905,935	13,623
	Novozymes A/S Class B	8,795	450
			154,994
France (7.1%)
	Kering SA	137,897	89,968

		Shares	Market Value ($000)
	L'Oreal SA (XPAR)	91,012	40,668
	Schneider Electric SE	195,057	32,599
	Sanofi	175,573	19,046
	TotalEnergies SE	219,894	12,966
*	Carrefour SA	549,129	11,102
	EssilorLuxottica SA	46,112	8,315
	Legrand SA	90,556	8,274
			222,938
Germany (6.8%)
*,1	Zalando SE	914,402	38,323
	Sartorius AG Preference Shares	69,113	29,128
	Infineon Technologies AG	702,915	28,865
	Bayerische Motoren Werke AG (XETR)	244,628	26,811
	SAP SE	180,594	22,804
*,1	Delivery Hero SE	623,581	21,274
	Siemens AG (Registered)	107,695	17,447
*	HelloFresh SE	648,450	15,464
*	Dr. Ing Hc F Porsche AG Preference Shares	74,220	9,526
*,2	Jumia Technologies AG ADR	477,446	1,571
*	Home24 SE	156,566	1,247
			212,460
Hong Kong (2.1%)
	AIA Group Ltd.	3,438,200	36,058
	Hong Kong Exchanges & Clearing Ltd.	433,640	19,221
	BOC Hong Kong Holdings Ltd.	2,855,000	8,888
			64,167
India (2.0%)
	Housing Development Finance Corp. Ltd.	1,000,325	32,079
	HDFC Bank Ltd.	997,946	19,628
	Larsen & Toubro Ltd.	234,582	6,192
*,3,4	ANI Technologies Private Ltd. PP (Acquired 12/1/15, Cost $5,969)	19,170	3,930
			61,829
Indonesia (0.4%)
	Bank Central Asia Tbk PT	21,669,700	12,678
Israel (0.8%)
*	Wix.com Ltd.	257,526	25,701
Italy (2.4%)
	Ferrari NV	184,839	50,088
	FinecoBank Banca Fineco SpA	900,548	13,798
	Prysmian SpA	259,295	10,888
			74,774
Japan (7.1%)
	M3 Inc.	1,453,400	36,581
	SMC Corp.	65,200	34,564
	Nidec Corp.	637,100	33,155
	Sony Group Corp.	234,000	21,314
	Mitsubishi UFJ Financial Group Inc.	3,060,300	19,612
	Bridgestone Corp.	389,400	15,818
	KDDI Corp.	335,400	10,343
	Keyence Corp.	18,700	9,165
	Kubota Corp.	582,200	8,827
	Murata Manufacturing Co. Ltd.	130,900	7,978
	Recruit Holdings Co. Ltd.	268,800	7,394
	Sekisui Chemical Co. Ltd.	502,000	7,130
	SBI Holdings Inc.	293,000	5,819

		Shares	Market Value ($000)
	MISUMI Group Inc.	202,500	5,088
			222,788
Netherlands (10.3%)
	ASML Holding NV	236,361	161,068
*,1	Adyen NV	69,800	111,221
*	EXOR NV	456,262	37,623
	Universal Music Group NV	441,943	11,192
			321,104
Norway (0.7%)
*,1	AutoStore Holdings Ltd.	5,309,709	11,462
	DNB Bank ASA	537,665	9,622
			21,084
Singapore (0.4%)
*	Sea Ltd. ADR	152,487	13,198
South Korea (1.9%)
	Samsung Electronics Co. Ltd.	599,859	29,664
*	Coupang Inc. Class A	936,566	14,985
	Samsung SDI Co. Ltd. (XKRX)	25,335	14,391
			59,040
Spain (1.0%)
	Banco Bilbao Vizcaya Argentaria SA	2,265,567	16,197
	Iberdrola SA (XMAD)	1,222,668	15,232
			31,429
Sweden (4.6%)
*	Spotify Technology SA	587,584	78,513
	Atlas Copco AB Class A	2,954,700	37,431
*	Kinnevik AB Class B	940,952	14,070
	Svenska Handelsbanken AB Class A	1,165,385	10,093
	Nibe Industrier AB Class B	358,321	4,085
			144,192
Switzerland (4.1%)
	Roche Holding AG	91,598	26,173
	Nestle SA (Registered)	199,990	24,385
	Lonza Group AG (Registered)	26,585	16,004
[1]	VAT Group AG	38,253	13,820
	Cie Financiere Richemont SA Class A (Registered)	73,156	11,731
	Temenos AG (Registered)	154,447	10,747
	Chocoladefabriken Lindt & Spruengli AG Ptg. Ctf.	899	10,618
	Alcon Inc.	112,410	7,980
	Sika AG (Registered)	21,831	6,124
			127,582
Taiwan (3.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	5,462,000	95,720
United Kingdom (7.2%)
	Shell plc	1,391,672	39,873
*,3,4	The Brandtech Group LLC PP (Acquired 9/23/15, Cost $5,200)	3,903,901	26,379
	AstraZeneca plc	183,543	25,431
*	Ocado Group plc	2,924,862	19,367
	Reckitt Benckiser Group plc	227,154	17,281
*	Wise plc Class A	2,183,438	14,658
	Burberry Group plc	433,427	13,878
	HSBC Holdings plc	2,037,215	13,846
	National Grid plc	997,533	13,494
	Diageo plc	282,601	12,612
	RELX plc	381,284	12,348

		Shares	Market Value ($000)
	Bunzl plc	269,112	10,165
	Whitbread plc	171,216	6,325
			225,657
United States (14.0%)
*	MercadoLibre Inc.	120,956	159,427
*	Moderna Inc.	600,980	92,299
*	Illumina Inc.	197,269	45,875
*	Tesla Inc.	210,883	43,750
	NVIDIA Corp.	110,057	30,571
*	Elastic NV	312,362	18,086
*	Booking Holdings Inc.	5,299	14,055
*,2	Mobileye Global Inc.	235,139	10,174
*	SolarEdge Technologies Inc.	32,819	9,975
*	Lululemon Athletica Inc.	20,699	7,538
*,2	Oatly Group AB ADR	1,376,931	3,332
*	Meli Kaszek Pioneer Corp. Class A	115,328	1,179
			436,261
Total Common Stocks (Cost $2,774,251)			3,045,079
Temporary Cash Investments (2.4%)
Money Market Fund (2.4%)
[5,6]	Vanguard Market Liquidity Fund, 4.839% (Cost $75,760)	757,650	75,757
Total Investments (99.9%) (Cost $2,850,011)			3,120,836
Other Assets and Liabilities—Net (0.1%)			2,263
Net Assets (100%)			3,123,099
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $271,911,000, representing 8.7% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,886,000.
3	Restricted securities totaling $30,309,000, representing 1.0% of net assets.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $9,383,000 was received for securities on loan.
ADR—American Depositary Receipt.
PP—Private Placement.
Ptg. Ctf.—Participating Certificates.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	June 2023	345	36,165	1,411
MSCI Emerging Markets Index	June 2023	297	14,783	513
				1,924

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	510,977	—	—	510,977
Common Stocks—Other	194,192	2,309,601	30,309	2,534,102
Temporary Cash Investments	75,757	—	—	75,757
Total	780,926	2,309,601	30,309	3,120,836
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,924	—	—	1,924
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The timely analysis and valuation of Level 3 securities held by the portfolio in accordance with established policies and procedures is performed by the valuation designee under the oversight of the board. The valuation designee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. A summary of valuation decisions made by the valuation designee is reported to the board on a quarterly basis for review. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.
The following table summarizes changes in investments and derivatives valued based on Level 3 inputs during the period ended March 31, 2023. Transfers, if any, into or out of Level 3 are recognized based on values as of the beginning of the period.
Amount Valued Based on Level 3 Inputs	Investments in Common Stocks ($000)
Balance as of December 31, 2022	31,572
Change in Unrealized Appreciation (Depreciation)	(1,263)
Balance as of March 31, 2023	30,309
Net change in unrealized appreciation (depreciation) from investments and derivatives still held as of March 31, 2023, was ($1,263,000).
The following table provides quantitative information about the significant unobservable inputs used in fair value measurements as of March 31, 2023.
Security Type	Fair Value at 3/31/2023 ($000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Avg.
Common Stocks	26,379	Sum of the Parts: Trading Multiples & Cost	Reorganized Capitalization Structure/Indicative Offers	$2.363 billion
	3,930	Comparable Companies and Benchmark Performance/Probability Scenario	Implied Equity Valuation	$4.850 billion

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the portfolio’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement at March 31, 2023.